INVESTMENT SECURITIES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Securities
Amortized Cost	$ 225,033,000		$ 225,033,000		$ 199,927,000	$ 199,072,000
Gross Unrealized Gains	2,314,000		2,314,000		4,352,000	4,438,000
Gross Unrealized Losses	3,701,000		3,701,000		834,000	2,478,000
Fair Value	223,646,000		223,646,000		203,445,000	201,032,000
FHLB Stock	2,300,000		2,300,000		2,500,000	1,800,000
Federal reserve stock						3,800,000
Proceeds from sale of investment securities available-for-sale	1,700,000	44,800,000	3,515,000	49,075,000	59,012,000	56,003,000	85,456,000
Gross realized gains	133,000	1,900,000	148,400	2,000,000	2,200,000	2,600,000	2,500,000
Gross realized losses	0	1,900,000	0	2,100,000	2,100,000	2,000,000	1,700,000
Tax provision applicable to net realized gain					9,000	201,000	289,000
Government sponsored enterprises
Investment Securities
Amortized Cost	1,518,000		1,518,000		1,522,000	31,000
Gross Unrealized Gains	1,000		1,000		12,000	3,000
Gross Unrealized Losses	57,000		57,000
Fair Value	1,462,000		1,462,000		1,534,000	34,000
Mortgage-backed securities
Investment Securities
Amortized Cost	122,527,000		122,527,000		110,425,000	141,103,000
Gross Unrealized Gains	1,492,000		1,492,000		2,343,000	2,876,000
Gross Unrealized Losses	1,370,000		1,370,000		624,000	2,348,000
Fair Value	122,649,000		122,649,000		112,144,000	141,631,000
Small Business Administration pools
Investment Securities
Amortized Cost	56,886,000		56,886,000		54,148,000	35,889,000
Gross Unrealized Gains	711,000		711,000		1,008,000	634,000
Gross Unrealized Losses	293,000		293,000		163,000	44,000
Fair Value	57,304,000		57,304,000		54,993,000	36,479,000
State and local government
Investment Securities
Amortized Cost	41,753,000		41,753,000		31,483,000	19,617,000
Gross Unrealized Gains	108,000		108,000		936,000	871,000
Gross Unrealized Losses	1,939,000		1,939,000		46,000
Fair Value	39,922,000		39,922,000		32,373,000	20,488,000
Corporate and other securities
Investment Securities
Amortized Cost	2,349,000		2,349,000		2,349,000	2,432,000
Gross Unrealized Gains	2,000		2,000		53,000	54,000
Gross Unrealized Losses	42,000		42,000		1,000	86,000
Fair Value	2,309,000		2,309,000		2,401,000	2,400,000
Corporate bonds
Investment Securities
Fair Value	1,000,000		1,000,000		1,000,000	1,400,000
Mutual funds
Investment Securities
Fair Value	829,900		829,900		884,500	904,900
Foreign debt
Investment Securities
Fair Value	59,500		59,500		59,700	59,600
Federal Home Loan Mortgage Corporation preferred stock
Investment Securities
Fair Value					30,000	20,900
Corporate preferred stock
Investment Securities
Fair Value	$ 416,800		$ 416,800		$ 416,700